CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Financing income				¥ 308,716,991
Loan facilitation income and other related income				18,809,073
Transaction services fee and other related income				113,790,389
Total revenues	¥ 216,428,374	$ 29,650,566	¥ 126,338,353	577,493,364
Cost of revenues:
Cost of goods sold	(1,018,512)	(139,536)	(27,716,207)	(326,888,967)
Cost of delivery services income and other revenues	(200,004,561)	(27,400,512)	(132,397,662)	(56,202,270)
Total cost of revenues	(201,023,073)	(27,540,048)	(160,113,869)	(383,091,237)
Operating expenses:
Sales and marketing	(5,868,172)	(803,936)	(3,796,273)	(271,611,475)
General and administrative	(276,564,752)	(37,889,216)	(273,588,744)	(287,457,156)
Research and development	(58,464,333)	(8,009,581)	(47,763,109)	(58,275,392)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 37,120,954, RMB nil and RMB nil (US$nil), change in risk assurance liabilities amounts of RMB 66,870,069, RMB nil and RMB nil (US$ nil) for the years ended December 31, 2022, 2023 and 2024, respectively).				103,991,023
Reversal of/(Provision for) expected credit losses on receivables and other assets	18,615,779	2,550,351	(24,653,548)	221,121,383
Impairment loss from other assets	(1,570,020)	(215,092)	(5,799,642)	(268,926,952)
Total operating expenses	(323,851,498)	(44,367,474)	(355,601,316)	(561,158,569)
Other operating income	298,363	40,876	58,368,285	37,255,254
Loss from operations	(308,147,834)	(42,216,080)	(331,008,547)	(329,501,188)
Interest and investment income, net	380,062,136	52,068,299	255,332,621	112,816,211
Gain/(loss) from equity method investments	(4,048,792)	(554,682)	3,207,384	13,998,022
Gain/(loss) on derivative instruments	19,457,360	2,665,647	153,834,938	(70,420,481)
Foreign exchange gain /(loss), net	20,658,172	2,830,158	(2,931,704)	250,234
Other income	61,351,231	8,405,084	29,004,500	19,832,854
Other expenses	(11,795,255)	(1,615,944)	(5,965,137)	(16,599,481)
Net income/(loss) before income taxes	157,537,018	21,582,482	101,474,055	(269,623,829)
Income tax expenses	(65,805,623)	(9,015,333)	(62,340,516)	(92,428,127)
Net income/(loss)	91,731,395	12,567,149	39,133,539	(362,051,956)
Less: net loss attributable to noncontrolling interests				(87,833)
Net income/(loss) attributable to Qudian Inc.'s shareholders	91,731,395	12,567,149	39,133,539	(361,964,123)
Other comprehensive income
Foreign currency translation adjustment	37,882,398	5,189,867	21,829,283	13,036,988
Total comprehensive income/(loss)	129,613,793	17,757,016	60,962,822	(349,014,968)
Less: comprehensive loss attributable to noncontrolling interests				(87,833)
Total comprehensive income/(loss) attributable to Qudian Inc.'s shareholders	¥ 129,613,793	$ 17,757,016	¥ 60,962,822	¥ (348,927,135)
Class A and Class B ordinary shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic (in dollars per share) | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)
Diluted (in dollars per share) | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic (in shares) | shares	182,859,075	182,859,075	217,281,512	246,024,592
Diluted (in shares) | shares	187,780,699	187,780,699	222,222,858	246,024,592
American Depositary Shares
Earnings/(loss) per share for Class A and Class B ordinary shares:
Basic (in dollars per share) | (per share)	¥ 0.5	$ 0.07	¥ 0.18	¥ (1.47)
Diluted (in dollars per share) | (per share)	¥ 0.49	$ 0.07	¥ 0.18	¥ (1.47)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic (in shares) | shares	119,370,000	119,370,000	153,790,000	182,530,000
Diluted (in shares) | shares	124,290,000	124,290,000	158,730,000	182,530,000
Sales commission fee
Revenues:
Revenues				¥ 115,042
Penalty fee
Revenues:
Revenues				53,445,376
Delivery service income
Revenues:
Revenues	¥ 203,744,767	$ 27,912,919	¥ 95,291,863
Sales income and others
Revenues:
Revenues	¥ 12,683,607	$ 1,737,647	¥ 31,046,490	¥ 82,616,493